Document and Entity Information	3 Months Ended
	Jun. 30, 2012	Aug. 14, 2012
Document and Entity Information
Entity Registrant Name	AUSTRALIAN CANADIAN OIL ROYALTIES LTD
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Central Index Key	0001061288
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		49,960,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
Cash	$ 1,279,045	$ 28,551
Accounts receivable	19,868	28,397
Total Current Assets	1,298,913	56,948
Oil and gas properties-being amortized	8,804,291	556,527
Oil and gas properties-not being amortized	626,943	621,943
Office equipment and software	24,783	24,783
Accumulated depreciation and depletion	(253,726)	(241,526)
Net Property and Equipment	9,202,291	961,727
Restricted Cash	207,591	207,591
Other	1,084	1,084
Total Other Assets	208,675	208,675
TOTAL ASSETS	10,709,879	1,227,350
Short-term debt	3,000,000
Accounts payable - trade	143,829	5,616
Account payable - related party	135,887	52,793
Accrued expenses	757	41,655
Loans from stockholders	243,500	243,500
Total Current Liabilities	3,523,973	343,564
Preferred stock no par value (50,000,000 shares authorized none outstanding)
Common stock, no par value (50,000,000 shares authorized 49,960,000 and 20,905,269 shares in 2012 and 2011 issued and outstanding)	10,824,368	4,116,877
Additional paid in capital	(113,303)	176,752
Accumulated deficit	(3,525,159)	(3,409,843)
Total Stockholders' Equity	7,185,906	883,786
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,709,879	$ 1,227,350

CONSOLIDATED BALANCE SHEETS PARENTHETICAL (USD $)	Jun. 30, 2012	Dec. 31, 2011
Preferred stock par value
Preferred stock shares authorized	50,000,000	50,000,000
Preferred stock shares outstanding
Common stock par value
Common stock shares authorized	50,000,000	50,000,000
Common stock shares issued	49,960,000	20,905,269
Common stock shares outstanding	49,960,000	20,905,269

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
OIL AND GAS REVENUES	$ 21,696	$ 14,171	$ 41,477	$ 42,271
Production taxes		33	25	71
Transportation costs	55	3,110	228	8,138
Depletion	6,100	11,184	12,200	22,368
GROSS PROFIT/LOSS	15,541	(156)	29,024	16,694
Personnel costs	14,184	33,941	30,405	65,992
Professional fees	29,840	28,081	74,078	37,995
Promotion and advertising	4,541	5,287	13,462	11,012
Office expenses	(841)	1,421	3,187	2,709
Depreciation		93		185
Directors' fees and other	4,551	48,094	4,551	48,171
Total Operating Expenses	52,275	116,917	125,683	166,064
OPERATING LOSS	(36,734)	(117,073)	(96,659)	(149,370)
Interest income	2,767		5,656
Interest expense	(7,007)	(1,176)	(16,459)	(2,339)
NET LOSS BEFORE INCOME TAXES	(40,974)	(118,249)	(107,462)	(151,709)
Foreign exchange loss	242		242
Australian income taxes	4,222	(399)	(7,612)	(7,910)
NET LOSS	$ (45,438)	$ (118,648)	$ (115,316)	$ (159,619)
BASIC (LOSS) PER COMMON SHARE
Weighted Average Number of Common Shares Outstanding: Basic	49,960,000	20,380,388	42,173,051	20,348,058

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net loss	$ (115,316)	$ (159,619)
Depreciation, depletion and amortization	12,200	22,553
Value of expenses contributed by officers		1,600
Stock issued for services		25,000
Changes in receivables	8,529	2,805
Changes in accounts payable and accrued expenses	180,409	54,224
NET CASH (USED) BY OPERATING ACTIVITIES	85,822	(27,437)
Proceeds from sale of common stock	1,625,630	50,000
Acquisition of oil and gas interests	(460,958)
NET INCREASE IN CASH	1,250,494	22,563
Cash, Beginning of Period	28,551	2,345
Cash, End of Period	1,279,045	24,908
Australian income taxes paid	7,612	7,910
Surat Basin acquisition	7,791,806
Notes payable	(3,000,000)
Common stock	$ (4,791,806)

Note 1: Basis of Presentation	3 Months Ended
Jun. 30, 2012
Note 1: Basis of Presentation:
Note 1: Basis of Presentation

NOTE 1: BASIS OF PRESENTATION

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions of Regulation S-B. They do not include all information and footnotes required by generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material change in the information included in the Company's Report on Form 10-K for the year ended December 31, 2011. In the opinion of Management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2012, are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

Note 2: Going Concern Considerations	3 Months Ended
Jun. 30, 2012
Note 2: Going Concern Considerations:
Note 2: Going Concern Considerations

NOTE 2: GOING CONCERN CONSIDERATIONS

As of June 30, 2012, the Company has limited disposable cash and its revenues are not sufficient to, and cannot be projected to, cover operating expenses and expansion by the Company.  These factors raise substantial doubt as to the ability of the Company to continue as a going concern.  Management’s plans include attempting to raise funds from the public through a stock offering, and attempting to acquire additional producing interests in exchange for stock.  Management intends to make every effort to identify and develop sources of funds.  There is no assurance that Management will be successful. The Company could continue to operate at subsistence levels pending development of funding sources.

Note 3: Purchase of Oil Properties	3 Months Ended
Jun. 30, 2012
Note 3: Purchase of Oil Properties:
Note 3: Purchase of Oil Properties

NOTE 3: PURCHASE OF OIL PROPERTIES

In the first quarter of 2012, the Company formed a wholly owned subsidiary, Chelsea Oil Australia Pty Ltd., for the purpose of completing an acquisition of working interests in the Surat Basin, onshore Australia.  The purchase price for the working interest consisted of the following:

Issuance of 21,780,935 common shares at $0.22 per share	$ 4,791,806
Promissory notes to vendors	3,000,000
Stamp duty taxes and other fees	275,750
$ 8,067,556

Note 4: Common Stock Issued For Cash	3 Months Ended
Jun. 30, 2012
Note 4: Common Stock Issued For Cash:
Note 4: Common Stock Issued For Cash

NOTE 4: COMMON STOCK ISSUED FOR CASH

In January and February 2012, the Company sold 5,473,385 shares of its common stock at $0.35 per share for gross cash proceeds of $1,915,684.  $290,054 in professional, advisory and finder’s fees were incurred in relation to the financing.

Note 5: Subsequent Event	3 Months Ended
Jun. 30, 2012
Note 5: Subsequent Event:
Note 5: Subsequent Event

NOTE 5:  SUBSEQUENT EVENT

Transactions have been evaluated from the date of the financial statements through the date the financial statements were available for issuance.

The Company will issue an additional 69,065 common shares and 5,000,000 purchase warrants with a strike price of $0.25 per warrant, as a part of the Surat Basin oil acquisition upon the approval of its shareholders of an increase in authorized shares.  The Company plans to provide for an unlimited number of common shares available for issue.

Note 1: Basis of Presentation: Note 1: Basis of Presentation (Policies)	3 Months Ended
Jun. 30, 2012
Note 1: Basis of Presentation:
Note 1: Basis of Presentation

NOTE 1: BASIS OF PRESENTATION

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions of Regulation S-B. They do not include all information and footnotes required by generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material change in the information included in the Company's Report on Form 10-K for the year ended December 31, 2011. In the opinion of Management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2012, are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

Note 3: Purchase of Oil Properties (Details) (USD $)	3 Months Ended
Jun. 30, 2012
Business Combination, Cost of Acquired Entity, Equity Interests Issued and Issuable, Fair Value Method	Issuance of 21,780,935 common shares at $0.22 per share
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	$ 4,791,806
Business Acquisition, Cost of Acquired Entity, Other Noncash Consideration	3,000,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs	275,750
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 8,067,556

Note 4: Common Stock Issued For Cash (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Stock Issued During Period, Shares, Issued for Cash	5,473,385
Share Price	$ 0.35	$ 0.35
Proceeds from sale of common stock	$ 1,915,684	$ 1,625,630	$ 50,000
Professional, advisory and finder's fees	$ 290,054

Note 5: Subsequent Event (Details) (USD $)	3 Months Ended
Jun. 30, 2012
Stock to be issued	69,065
Purchase warrants to be issued	5,000,000
Strike price of warrants to be issued	$ 0.25